Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 1,133	$ 924	$ 438
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	457	426	415
Deferred income tax expense (benefit)	(65)	126	(28)
Loss on debt extinguishment			22
Loss (gain) on sale (acquisition) of unconsolidated joint venture	35	(34)
Stock compensation expense	59	62	34
Undistributed income of unconsolidated subsidiaries	(27)	(57)	(79)
Changes in operating assets and liabilities:
Increase in accounts and notes receivable, net	(446)	(331)	(287)
(Increase) decrease in inventories, net	(140)	(849)	323
Increase in prepayments and other current assets	(71)	(198)	(355)
(Increase) decrease in other assets	149	(95)	21
Increase (decrease) in accounts payable	(147)	631	486
Increase in other accrued liabilities	321	521	647
Decrease in other liabilities	(66)	(75)	(207)
Other, net	(7)	(57)	(28)
Net cash provided by operating activities	1,185	994	1,402
Investing activities:
Acquisition of businesses, net of cash acquired	(1)	(64)	(10)
Additions to retail receivables	(6,361)	(5,582)	(6,662)
Collections of retail receivables	5,092	5,106	6,739
Proceeds from sale of assets	273	241	283
Proceeds from sale of businesses	63	21	32
Expenditures for property, plant and equipment	(556)	(408)	(301)
Expenditures for software	(50)	(38)	(29)
Expenditures for equipment on operating leases	(476)	(396)	(365)
(Increase) decrease in restricted cash	63	(32)	(219)
Deposits in Fiat Industrial subsidiaries' cash management pools	(57)	(2,419)
Withdrawals from Fiat subsidiaries' cash management pools			462
Other, net	8	21	24
Net cash used by investing activities	(2,002)	(3,550)	(46)
Financing activities:
Proceeds from issuance of long-term debt - other	5,723	2,477	3,297
Payment of long-term debt - other	(4,194)	(1,440)	(1,281)
Net increase (decrease) in short-term debt	(297)	297	691
Dividends paid	(261)	(1)
Other, net	54	2	1
Net cash provided by financing activities	804	1,069	946
Effect of foreign exchange rate changes on cash and cash equivalents	(34)	(76)	53
Increase (decrease) in cash and cash equivalents	(47)	(1,563)	2,355
Cash and cash equivalents, beginning of year	2,055	3,618	1,263
Cash and cash equivalents, end of year	2,008	2,055	3,618
Fiat Industrial subsidiaries
Financing activities:
Proceeds from issuance of long-term debt	19	3
Payment of long-term debt	(240)	(269)
Flat subsidiaries
Financing activities:
Proceeds from issuance of long-term debt			72
Payment of long-term debt			$ (1,834)